Fair Value Of Assets And Liabilities (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 number	Dec. 31, 2012	Dec. 31, 2011
Fair Value Of Assets And Liabilities [Abstract]
Gain/(loss) on instrument specific credit risk	$ (1,500,000)	$ (1,800,000)	$ (6,200,000)
Number of levels assets and liabilities are grouped in	3
Goodwill, Impairment	$ 0	$ 0	$ 10,100,000	[1],[2]

[1]	See Note 27 – Restructuring, Repositioning, and Efficiency for further details related to goodwill impairments.
[2]	See Note 2 – Acquisitions and Divestitures for further details regarding goodwill related to acquisitions and divestitures.